Goodwill and Other Intangible Assets (Details) - Schedule of finite-lived intangible asset amortization - USD ($) $ in Thousands	12 Months Ended
	Jul. 03, 2022	Jun. 27, 2021
Schedule Of Finite Lived Intangible Asset Amortization Abstract
Amortization expense	$ 9,461	$ 6,030